AB Global Dynamic Allocation Portfolio Investment Strategy - AB Global Dynamic Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Portfolio’s subadviser, AllianceBernstein L.P. (“AllianceBernstein” or “Subadviser”), will allocate substantially all of the Portfolio’s assets among individual securities, exchange-traded funds (“ETFs”) and derivatives, such as forwards, futures, options and swaps, to achieve targeted exposure on a passive basis (based on relevant indices) to: global stocks, which include domestic equities and international equities; and global bonds, which include domestic government bonds and developed international government bonds. The Portfolio may also invest up to 10% of its total assets in any combination of the following asset classes: emerging market equities and bonds, high yield debt, commodities, Treasury Inflation-Protected Securities (“TIPS”), and real estate securities. The Portfolio is expected to have a normal strategic allocation of 55% in global equities, 40% in global bonds and 5% in real estate securities, which is subject to dynamic adjustments. The Portfolio uses a Dynamic Asset Allocation Strategy, which makes adjustments to the Portfolio’s long-term strategic asset allocation by systematically utilizing AllianceBernstein’s proprietary asset allocation models to measure expected risks and returns, in an effort to respond to short-term market changes. By adjusting investment exposure among the various asset classes in the Portfolio, AllianceBernstein will attempt to reduce overall portfolio volatility and mitigate the effects of extreme market environments, while continuing to seek capital appreciation. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. Furthermore, AllianceBernstein believes that a greater focus on short-term dynamics can improve the distribution of returns through a reduction or mitigation of both extreme losses and outsized gains. The Portfolio’s asset allocation exposures may be implemented and adjusted through transactions in individual securities, ETFs, or derivatives. In implementing the Dynamic Asset Allocation Strategy, AllianceBernstein may make substantial and extensive use of derivatives. It is anticipated that the Portfolio’s use of derivatives will be consistent with its overall investment strategy of obtaining and managing exposure to various asset classes. The Portfolio may use index futures, for example, to gain broad exposure to a particular segment of the market, while buying representative securities to achieve exposure to another. AllianceBernstein will choose in each case based on considerations of cost, liquidity and transaction speed. For more information about the derivative instruments in which the Portfolio may invest, please see “Investment Strategies and Risks” in the Statement of Additional Information. AllianceBernstein expects to maintain sufficient cash to serve as collateral for the derivative investments the Portfolio holds. The Portfolio’s holdings may be frequently adjusted to reflect AllianceBernstein’s assessment of changing risks, which could result in high portfolio turnover. As noted, the Portfolio also will invest in globally diverse equity and fixed income securities. The Portfolio may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, government and corporate bonds, real estate-related securities and inflation-protected securities. The Portfolio may invest in U.S., non-U.S. and emerging market issuers. The Portfolio may invest in securities of companies across the capitalization spectrum, including smaller capitalization companies. The Portfolio expects its investment in fixed-income securities to have a broad range of maturities and quality levels. The Portfolio is expected to be highly diversified across industries, sectors and countries, and will choose its positions from several market indices worldwide in a manner that is intended to track the performance (before fees and expenses) of those indices. The Portfolio also may invest in commodities, currencies, and real estate-related securities. The Portfolio’s commodities exposure may be implemented through investments in commodities or investments intended to provide exposure to one or more commodities, either by investing directly in such instruments, or indirectly through its wholly-owned subsidiary as discussed below. To the extent that the Portfolio invests in non-U.S. Dollar denominated investments, AllianceBernstein will integrate the risks of foreign currency into its investment and asset allocation decision making. AllianceBernstein may seek to hedge the currency exposure resulting from the Portfolio’s investments through currency-related derivatives or decide not to hedge this exposure. AllianceBernstein will seek to limit the total expected volatility contribution of the equity-sensitive exposure of the Portfolio, which includes exposure to emerging market debt and high yield debt (commonly referred to as “junk bonds”), to 10%. While AllianceBernstein attempts to manage the Portfolio’s volatility exposure to stabilize performance, there can be no assurance that the Portfolio will achieve the targeted volatility. The Portfolio will also make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures and total return swaps (“Interest Rate Derivatives”) and (2) will have a notional value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 25% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives may change in different market environments, but is normally expected to stay within a range of 20% to 30% of net assets. AllianceBernstein expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not use Interest Rate Derivatives. AllianceBernstein anticipates that under normal market conditions the Portfolio’s Interest Rate Derivatives will have a maturity of approximately 10 years. Under normal circumstances, the Portfolio will adhere to the following guidelines: ■Combined investments in global equity securities, real assets (including commodities, TIPS and real estate securities) and equity-sensitive securities (including emerging market debt and equities and high yield debt, which are deemed by AllianceBernstein to be more sensitive than developed market investment grade bonds to factors that affect the value of equity securities) are limited to 80% of the Portfolio’s assets at market value at the time of investment. ■Investments in foreign equity securities are limited to 60% of the Portfolio’s assets at market value at the time of investment. ■Investments in foreign fixed-income securities are limited to 40% of the Portfolio’s fixed income allocation at market value at the time of investment. The Portfolio may allocate up to 10% of its total assets to its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. AllianceBernstein also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity-linked derivatives, including exchange-traded notes and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives. The Portfolio and the Subsidiary will be subject to the Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.